Document and Entity Information	Nov. 01, 2022
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001881487
Document Type	8-K/A
Document Period End Date	Nov. 01, 2022
Entity Registrant Name	ProFrac Holding Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-41388
Entity Tax Identification Number	87-2424964
Entity Address, Address Line One	333 Shops Boulevard
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Willow Park
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76087
City Area Code	(254)
Local Phone Number	776-3722
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	EXPLANATORY NOTE: On November 1, 2022, ProFrac Holding Corp., a Delaware corporation (“ProFrac” or the “Company”), filed a Current Report on Form 8-K (the “Original Filing”) with the U.S. Securities and Exchange Commission (the “SEC”) to report the consummation of the transactions contemplated by the Agreement and Plan of Merger, dated as of June 21, 2022, by and among ProFrac, U.S. Well Services, Inc., a Delaware corporation (“USWS”), and Thunderclap Merger Sub I, Inc., a Delaware corporation and an indirect subsidiary of ProFrac. This Current Report on Form 8-K/A amends and supplements the Original Filing. This Amendment continues to speak as of the date of the Original Filing, and the Company has not updated the disclosures contained therein to reflect any events that occurred at a later date.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	ACDC
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each 124.777 warrants exercisable for one share of Class A common stock at an exercise price of $717.47 per share
Trading Symbol	ACDCW
Security Exchange Name	NASDAQ